Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2018	2019	2020
	(in millions)
Domestic income	¥803,057	¥228,018	¥89,440
Foreign income	858,762	642,824	343,780

Total	¥1,661,819	¥870,842	¥433,220

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2018	2019	2020
	(in millions)
Current:
Domestic	¥180,109	¥57,303	¥28,128
Foreign	107,119	123,730	147,344

Total	287,228	181,033	175,472

Deferred:
Domestic	116,873	(32,746)	(18,949)
Foreign	3,722	(15,050)	(42,018)

Total	120,595	(47,796)	(60,967)

Income tax expense	407,823	133,237	114,505
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	120,588	15,590	(29,747)
Debt valuation adjustments	(960)	4,293	23,908
Derivatives qualifying for cash flow hedges	(4,421)	(1,845)	4,012
Defined benefit plans	50,774	(38,229)	(57,685)
Foreign currency translation adjustments	(34,527)	15,148	(20,693)

Total	131,454	(5,043)	(80,205)

Total	¥539,277	¥128,194	¥34,300

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2018	2019	2020
Combined normal effective statutory tax rate	30.6%	30.6%	30.6%
Nondeductible expenses	0.2	0.5	1.2
Impairment of goodwill	—	—	26.1
Foreign tax credit and payments	(1.7)	(3.3)	(9.2)
Lower tax rates applicable to income of subsidiaries	(0.4)	(2.5)	(3.2)
Change in valuation allowance	(3.0)	(1.4)	7.9
Realization of previously unrecognized tax effects of subsidiaries	—	—	(19.8	) (1)
Nontaxable dividends received	(2.0)	(9.1)	(15.6)
Undistributed earnings of subsidiaries	0.7	0.6	3.6
Tax and interest expense for uncertainty in income taxes	0.0	0.6	0.0
Noncontrolling interest income (loss)	0.1	0.2	(0.1)
Effect of changes in tax laws	(0.6)	0.0	—
Expiration of loss carryforward	0.4	0.1	1.9
Other—net	0.2	(1.0)	3.0

Effective income tax rate	24.5%	15.3%	26.4%

Note:
(1)
In October 2019, a wholly owned subsidiary of the MUFG Group was sold. The sale resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a
¥85,588
million reduction of income tax expense and a
19.8%
reduction in the effective tax rate for the fiscal year ended March 31, 2020.

Components of Net Deferred Tax Assets [Table Text Block]

	2019	2020
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥301,222	¥317,770
Operating loss carryforwards	177,143	94,326
Loans	691	2,022
Accrued liabilities and other	236,363	277,807
Premises and equipment, including sale-and-leaseback transactions	158,144	150,116
Derivative financial instruments	101,118	96,761
Defined benefit plans	5,238	57,836
Obligations under operating leases	—	133,812
Valuation allowance	(218,191)	(151,530)

Total deferred tax assets	761,728	978,920

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	911,483	788,614
Intangible assets	38,772	87,063
Lease transactions	65,115	54,349
Investments in subsidiaries and affiliates (1)	217,429	279,583
Right-of-use assets of operating leases	—	106,995
Other (1)	63,272	90,653

Total deferred tax liabilities	1,296,071	1,407,257

Net deferred tax assets (liabilities)	¥(534,343)	¥(428,337)

Note:
(1)	Certain reclassifications have been made to prior period to conform to the current presentation.

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2021	¥11,024	¥12,534
2022	16,306	6,137
2023	5,867	219
2024	5,524	185
2025	81,967	168
2026	51,271	130
2027 and thereafter	25,770	47,943
No definite expiration date	30,908	5,044

Total	¥228,637	¥72,360

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2018	2019	2020
	(in millions)
Balance at beginning of fiscal year	¥7,851	¥12,917	¥19,160
Gross amount of increases for current year’s tax positions	427	313	399
Gross amount of increases for prior years’ tax positions	6,642	8,836	212
Gross amount of decreases for prior years’ tax positions	(455)	(1,090)	—
Net amount of changes relating to settlements with tax authorities	(1,074)	—	(81)
Decreases due to lapse of applicable statutes of limitations	(253)	(1,540)	(297)
Foreign exchange translation and other	(221)	(276)	(144)

Balance at end of fiscal year	¥12,917	¥19,160	¥19,249

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2018	2019	2020
	(in millions)
Balance at beginning of fiscal year	¥4,054	¥4,564	¥3,056
Total interest and penalties in the consolidated statements of income	694	(1,655)	(398)
Total cash settlements, foreign exchange translation and other	(184)	147	(46)

Balance at end of fiscal year	¥4,564	¥3,056	¥2,612

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2019 and forward
United States—Federal	2016 and forward
United States—California	2015 and forward
Thailand	2012 and forward
Indonesia	2017 and forward